PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

5.           PROPERTY AND EQUIPMENT, NET

The components of property and equipment are as follows:

	As of December 31,
	2017	2018

Leasehold improvements	$4,069	3,688
Furniture, fixtures and office equipment	2,715	2,852
Software and IT equipment	3,088	2,736
Vehicles	—	1,760
Property and equipment, gross	9,872	11,036
Less: Accumulated depreciation	(8,952)	(7,384)
Property and equipment, net	$920	$3,652

Depreciation expenses incurred for the years ended December 31, 2016, 2017 and 2018 are $1,378, $764 and $572, respectively.